Common Shares - Dividend Reinvestment Plan (Details)	Jan. 14, 2022 shares	Dec. 31, 2021 shares	Nov. 08, 2021 d
Disclosure of classes of share capital [line items]
Number of trading days | d			5
Maximum discount rate (as a percent)			5.00%
Number of shares held by participants (in shares)		145,275
Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Stock issued under plan (in shares)	814
Actual discount rate (as a percent)	3.00%